Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	20,000,000	20,000,000	20,000,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized (in Shares)	3,000,000,000	3,000,000,000	3,000,000,000
Common stock shares issued (in Shares)	770,188	757,792	230,701
Common stock shares outstanding (in Shares)	770,179	757,783	230,514
Treasury stock, shares (in Shares)	9	9	9
Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized (in Shares)		20,000,000
Common stock par value (in Dollars per share)		$ 0.001
Common stock shares authorized (in Shares)		3,000,000,000
Common stock shares issued (in Shares)		757,792
Common stock shares outstanding (in Shares)		757,783
Treasury stock, shares (in Shares)		9
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	50,000	50,000
Preferred stock, shares issued (in Shares)	1,087	1,087	0
Preferred stock, shares outstanding (in Shares)	1,087	1,087	0
Series A Preferred Stock | Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares issued (in Shares)		1,087
Preferred stock, shares outstanding (in Shares)		1,087
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	8,000	8,000	8,000
Preferred stock, shares issued (in Shares)	450	450	450
Preferred stock, shares outstanding (in Shares)	450	450	450
Series E Preferred Stock | Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized (in Shares)		8,000
Preferred stock, shares issued (in Shares)		450
Preferred stock, shares outstanding (in Shares)		450
Series F Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	5,500,000	5,500,000	5,500,000
Preferred stock, shares issued (in Shares)	2,283	2,283	3,118
Preferred stock, shares outstanding (in Shares)	2,283	2,283	3,118
Series F Preferred Stock | Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized (in Shares)		5,500,000
Preferred stock, shares issued (in Shares)		2,283
Preferred stock, shares outstanding (in Shares)		2,283
Series G Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	500,000	500,000	500,000
Preferred stock, shares issued (in Shares)	17,280	17,280	2,085
Preferred stock, shares outstanding (in Shares)	17,280	17,280	2,085
Series G Preferred Stock | Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized (in Shares)		500,000
Preferred stock, shares issued (in Shares)		17,280
Preferred stock, shares outstanding (in Shares)		17,280
Series H Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	50,000	50,000	50,000
Preferred stock, shares issued (in Shares)	3,798	3,798	3,798
Preferred stock, shares outstanding (in Shares)	3,798	3,798	3,798
Series H Preferred Stock | Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized (in Shares)		50,000
Preferred stock, shares issued (in Shares)		3,798
Preferred stock, shares outstanding (in Shares)		3,798
Series I Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	100,000	100,000	100,000
Preferred stock, shares issued (in Shares)	37,812	37,812	0
Preferred stock, shares outstanding (in Shares)	37,812	37,812	0
Series I Preferred Stock | Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized (in Shares)		100,000
Preferred stock, shares issued (in Shares)		37,812
Preferred stock, shares outstanding (in Shares)		37,812